UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21590
AIG Strategic Hedge Fund of Funds

(Exact name of registrant as specified in charter)
599 Lexington Avenue
New York, NY 10022

(Address of principal executive offices) (Zip code)
Robert Discolo
AIG Strategic Hedge Fund of Funds
599 Lexington Avenue
New York, NY 10022

(Name and address of agent for service)
Registrant’s telephone number, including area code: (646) 735-0552
Date of fiscal year end: March 31
Date of reporting period: September 30, 2005
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
AIG STRATEGIC HEDGE FUND OF FUNDS
Financial Statements
(Unaudited)
For the Six Months Ended
September 30, 2005

AIG STRATEGIC HEDGE FUND OF FUNDS
Financial Statements
(Unaudited)
For the Six Months Ended
September 30, 2005

AIG Strategic Hedge Fund of Funds
Schedule of Investments
(Unaudited)
September 30, 2005

		Unrealized	Fair	Percentage of
Portfolio Fund	Cost	gain/loss	Value	Fund’s Net Assets	Liquidity

Equity Long/Short
Cantillon Technology Fund Ltd., Series A1	$1,000,000	$87,530	$1,087,530	1.72%	Monthly
Cantillon Technology Fund Ltd., Series A13	1,000,000	(10,900)	989,100	1.56%	Monthly
Glenview Capital Partners (Cayman) Ltd.	3,000,000	1,265,148	4,265,148	6.74%	Quarterly *
Hunter Global Investors Offshore Ltd.	3,000,000	490,940	3,490,940	5.51%	Quarterly *,**
Mako Europe Fund Ltd.	3,000,000	(63,517)	2,936,483	4.64%	Daily
Maverick Levered Fund Ltd.	1,500,000	225,474	1,725,474	2.73%	Quarterly *,**
Meditor Cobra Fund (C) Ltd.	605,050	18,705	623,755	0.99%	Daily
SLS Offshore Fund Ltd.	2,250,000	294,117	2,544,117	4.02%	Quarterly *
Wellington North River	2,500,000	97,694	2,597,694	4.10%	Quarterly

	17,855,050	2,405,191	20,260,241	32.01%

Event Driven
Avenue International, Ltd.	2,500,000	210,816	2,710,816	4.28%	Quarterly *
Canyon Value Realization Fund (Cayman) Ltd	2,000,000	323,844	2,323,844	3.67%	Quarterly
Canyon Value Realization Fund (Cayman) Ltd., Class E	500,000	27,073	527,073	0.83%	Quarterly
Castlerigg International Ltd.	3,500,000	425,183	3,925,183	6.20%	Quarterly *
K Capital (USD) Ltd.	3,500,000	(75,324)	3,424,676	5.41%	Quarterly *,**
York Investment Ltd.	4,000,000	783,260	4,783,260	7.56%	Quarterly

	16,000,000	1,694,852	17,694,852	27.95%

Global Macro
BridgeWater Pure Alpha Funds Ltd.	2,000,000	348,835	2,348,835	3.71%	Daily
Graham Global Fed Policy	1,000,000	21,496	1,021,496	1.61%	Monthly
Graham Global Investment Fund II Ltd. K4	700,000	(87,821)	612,179	0.97%	Monthly
Graham Global Investment Fund II Ltd. K5	1,000,000	(49,621)	950,379	1.50%	Monthly
Olea Global Fund	1,500,000	(143,100)	1,356,900	2.14%	Monthly *
The Capital Fund, Ltd.	1,500,000	31,097	1,531,097	2.42%	Monthly *,**

	7,700,000	120,886	7,820,886	12.35%

Relative Value
HBK Offshore Fund, Ltd.	3,000,000	70,259	3,070,259	4.85%	Quarterly
Kensington Global Strategies Fund Ltd.	2,250,000	176,842	2,426,842	3.83%	Yearly ***
MKP Offshore Partners Ltd.	2,000,000	30,292	2,030,292	3.21%	Quarterly
MKP Opportunity Offshore Ltd.	1,500,000	37,565	1,537,565	2.43%	Monthly
Polygon Global Opportunities Fund	3,000,000	580,362	3,580,362	5.66%	Quarterly
Silverback Offshore, Ltd.	2,000,000	(266,467)	1,733,533	2.74%	Quarterly *,**
Suttonbrook Offshore Partners Ltd.	2,000,000	165,893	2,165,893	3.42%	Quarterly *

	15,750,000	794,746	16,544,746	26.14%

Total	$57,305,050	$5,015,675	$62,320,725	98.45%

Other Assets, less Liabilities			979,084	1.55%

Net Assets			$63,299,809	100.00%

*	Initial lock-up is applicable.

**	Early redemption penalty.

***	Investment is committed for first 2 years with 3 year redemption periods thereafter. Profits can be redeemed annually.

The accompanying notes are an integral part of these financial statements.	1

AIG Strategic Hedge Fund of Funds
Schedule of Investments
(Unaudited)
September 30, 2005
(Continued)
Investment Objective as a Percentage of Investments

The accompanying notes are an integral part of these financial statements.	2

AIG STRATEGIC HEDGE FUND OF FUNDS
Statement of Assets and Liabilities
(Unaudited)

September 30, 2005

ASSETS

Investments in Portfolio Funds, at fair value (cost $57,305,050)	$62,320,725
Cash and cash equivalents	1,050,238
Due from Investment Manager	66,981
Interest receivable	2,553
Other assets	125,827

Total Assets	63,566,324

LIABILITIES

Payables:
Professional fees	111,780
Incentive fees	55,894
Administration fee	27,868
Other	70,973

Total Liabilities	266,515

Net Assets	$63,299,809

COMPOSITION OF NET ASSETS

Represented by:
Paid-in Capital	$58,284,134
Net unrealized appreciation on investments	5,015,675

Net Assets at end of period	$63,299,809

Net Asset Value per Share (based on 5,804,751 shares outstanding)	$10.90

The accompanying notes are an integral part of these financial statements.	3

AIG STRATEGIC HEDGE FUND OF FUNDS
Statement of Operations
(Unaudited)

For the Six Months Ended September 30, 2005

INVESTMENT INCOME

Interest	$10,131

Total Investment Income	10,131

EXPENSES

Professional fees	289,245
Investment Management fee	286,895
Administration fee	86,068
Insurance fees	59,790
Incentive fees	55,894
Offering fees	37,500
Custody fee	22,500
Trustees’ fees	19,135

Total Expenses	857,027
Less:
Investment management fee waiver	202,638
Administration fee waiver	28,454
Reimbursement from Investment Manager	121,771

Net Expenses	504,164

Net Investment Loss	(494,033)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

Change in net unrealized appreciation from investments	1,211,179

Net Realized and Unrealized Gain from Investments	1,211,179

NET INCREASE IN NET ASSETS
DERIVED FROM OPERATIONS	$717,146

The accompanying notes are an integral part of these financial statements.	4

AIG STRATEGIC HEDGE FUND OF FUNDS
Statement of Changes in Net Assets
(Unaudited)

		Period from August 1, 2004
	For the Six Months	(commencement of
	Ended	operations)
	September 30, 2005	through March 31, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment loss	$(494,033)	$(711,718)

Change in net unrealized appreciation from investments	1,211,179	3,804,496

Net Increase in Net Assets
Derived from Operations	717,146	3,092,778

DISTRIBUTIONS TO SHAREHOLDERS	—	(857,088)

SHAREHOLDERS’ TRANSACTIONS
Proceeds from Shares issued (932,671 and 4,782,366 shares issued respectively)	10,000,000	49,389,885
Proceeds from Shares reinvested (0 and 79,714 shares issued)	—	857,088

Net Increase in Net Assets
Derived from Share Transactions	10,000,000	50,246,973

Total Net Increase in Net Assets	10,717,146	52,482,663

NET ASSETS AT BEGINNING OF PERIOD	52,582,663	100,000
NET ASSETS AT SEPTEMBER 30, 2005	$63,299,809	$52,582,663

The accompanying notes are an integral part of these financial statements.	5

AIG STRATEGIC HEDGE FUND OF FUNDS
Statement of Cash Flows
(Unaudited)

For the Six Months Ended September 30, 2005

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Net Assets derived from operations	$717,146
Adjustments to reconcile net increase in Net Assets derived from operations to net cash used in operating activities:
Purchases of investments	(8,500,000)
Proceeds from disposition of investments	300,000
Change in net unrealized appreciation from investments	(1,211,179)
Changes in assests and liabilities:
(Increase) in assets:
Interest receivable	(2,274)
Due from Investment Manager	(66,981)
Other assets	(23,197)
(Decrease) in payables:
Due to AIG Global Investment Corp.	(161,643)
Professional fees	(439)
Adminstration fees	(16,817)
Incentive fees	(90,380)
Other	(38,987)

Net cash used in operating activities	(9,094,751)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	10,000,000

Net cash provided by financing activities	10,000,000

Net increase in cash and cash equivalents	905,249
Cash and cash equivalents—beginning of period	144,989

Cash and cash equivalents—end of period	$1,050,238

The accompanying notes are an integral part of these financial statements.	6

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements
(Unaudited)
For the Six Months Ended September 30, 2005
1.	Organization

AIG Strategic Hedge Fund of Funds (“Fund”) was organized as a Delaware statutory trust on April 26, 2004 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on August 1, 2004. The Fund is an “interval fund” that offers to repurchase a limited portion of its outstanding shares at net asset value (“NAV”) on a quarterly basis, beginning in September 2005. The Fund’s shares are not registered under the Securities Act of 1933, as amended, and are subject to substantial limits on transferability and resale.

The Fund’s investment objective is to seek long-term risk-adjusted absolute returns in a variety of capital market conditions. The Fund will pursue its investment objective by investing primarily in investment funds (“Portfolio Funds”) managed by a select group of investment managers (“Portfolio Managers”) who follow investment strategies that have historically exhibited limited or no correlation to each other such as macro strategies, event driven strategies, long/short equity strategies, and relative value strategies. The Fund is a “fund of funds” that provides a means for investors in the Fund (each a “Shareholder” and, collectively, the “Shareholders”) to participate in investments in private hedge funds by providing a single portfolio comprised of Portfolio Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting polices followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
a.	Valuation of the Fund and its Investments
The Fund computes its NAV as of the last business day of each applicable fiscal period (which may be a week-, month-, quarter- or year-end). In determining its NAV, the Fund will value its investments as of the end of each such period. The NAV per share is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including the Manager’s investment management and administrative fees, costs of any borrowings and other expenses are accrued on a monthly basis and taken into account for the purpose of determining NAV.

The Board of Trustees (“Board”) has approved procedures pursuant to which the Fund values its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value as of the end of any day on which the Fund’s NAV is calculated ordinarily is the value determined as of that day for each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. The fair value of the Fund’s interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive with respect to a Portfolio Fund if the

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements (continued)
(Unaudited)
For the Six Months Ended September 30, 2005
2.	Significant Accounting Policies (continued)

Fund’s interest in such Portfolio Fund was sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate, for each Portfolio Fund. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material.

Distributions received or withdrawals from Portfolio Funds, whether in the form of cash or securities, are first applied as a reduction of the Fund’s investment cost.
b.	Income Recognition and Expenses
Interest income is recorded on the accrual basis. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis.

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of the Board and Shareholders; all costs with respect to communications to Shareholders; and other types of expenses approved by the Board. Costs incurred with respect to the initial registration and offering of shares in the Fund totaling $150,000 have been deferred and are to be amortized over a period of one year from the commencement of operations of the Fund.
c.	Income Taxes
The Fund intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). Accordingly, the Fund will generally invest its assets in foreign corporations that would be classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of October 31. The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to Shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal Income or excise tax is necessary.
d.	Dividends and Distribution
The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements (continued)
(Unaudited)
For the Six Months Ended September 30, 2005
2.	Significant Accounting Policies (continued)

are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. The adjustment due to permanent differences from accumulated overdistributed net investment income to paid-in capital of $37,500 related to non-deductible offering costs. During the six months ended September 30, 2005, prior year accumulated overdistributed net investment income of $1,531,306 has been reclassified as paid in capital. The reclassification has no effect on net assets.

All of the distributions to Shareholders during the period were ordinary income for tax purposes. The components of net assets are the same for book and tax purposes.

Pursuant to the automatic dividend reinvestment plan (“DRIP”), Shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash.
e.	Cash and Cash Equivalents
Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets and Liabilities.

3.	Related Party Transactions

Pursuant to an Investment Management Agreement (“Management Agreement”) between the Fund and AIG Global Investment Corp. (“Manager”), an indirect wholly-owned subsidiary of American International Group, Inc., the Manager is responsible for developing, implementing and supervising the Fund’s investment program. As compensation for services provided by the Manager, the Fund pays the Manager a fee (“Management Fee”), accrued monthly and payable quarterly in arrears, at an annual rate of 1.00% of the Fund’s month end net assets prior to giving effect to accrual of fees or any purchases of shares.

The Manager is also entitled to receive an annual Incentive Fee payable quarterly of 5% of the net capital appreciation of the Fund in excess of any “high water mark” to the extent that the Incentive Fee does not reduce net capital appreciation below an annual, non-cumulative preferred return equal to the annualized one-year U.S. Treasury bill rate. Reference to a “high water mark” means that no Incentive Fee is accrued or paid to the Manager unless and until the fair market value of the Fund’s net assets exceeds the highest previous value (adjusted for subsequent share purchases, distributions and any repurchases of shares) as of any prior quarter, and any Incentive Fee is calculated only on the amount of any such excess.

Pursuant to the terms of an administrative services agreement (“Administration Agreement”), the Manager also provides various administration, fund accounting, investor accounting, taxation, and

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements (continued)
(Unaudited)
For the Six Months Ended September 30, 2005
3.	Related Party Transactions (continued)

transfer agent services to the Fund. In consideration of these services, the Fund pays the Manager a fee, payable monthly, at an annual rate of 0.30% of the Fund’s net assets and reimburses the Manager for certain out-of-pocket expenses. Pursuant to the Administration Agreement, the Manager may appoint sub-administrators to provide these services to the Fund. Pursuant to a separate Sub-Administration, Accounting and Investor Services Agreement, the Manager has contracted with PFPC Inc., an affiliate of PNC Bank, N.A., to provide sub-administration, accounting and investor services to the Fund. PFPC Inc. is compensated by the Manager.

Pursuant to an expense limitation agreement, the Manager has agreed to waive investment management and administration fees and/or reimburse the Fund’s other expenses (excluding all interest, taxes, brokerage commissions, extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business, and any performance fee or incentive fee or compensation paid by the Fund pursuant to the Management Agreement) to the extent necessary for the Fund’s annualized expenses to not exceed 1.75% for the six months ended September 30, 2005. Pursuant to the expense limitation agreement, the Manager is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that the expense limitation agreement remains in place and such reimbursement of the Manager by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund at that time. The Manager reimbursed the Fund $121,771 for expenses and waived $202,638 in investment management fees during the six months ended September 30, 2005. In addition, administration fees of $28,454 were also waived during the six months ended September 30, 2005.

AIG Equity Sales Corp., an affiliate of the Manager, serves as the Placement Agent for the Fund and assists in the placing of the shares of the Fund with investors. The Manager or its affiliates pays all of the expenses incurred in the Fund’s initial and ongoing placements of shares and, consequently, the Fund does not pay any fees to AIG Equity Sales Corp.

4.	Custodian Fees

PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as the custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with U.S. and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) as approved or authorized by the Board.

5.	Securities Transactions

Aggregate purchases and sales of Portfolio Funds for the six months ended September 30, 2005 amounted to $8,500,000 and $300,000 respectively.

The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds.

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements (continued)
(Unaudited)
For the Six Months Ended September 30, 2005
5.	Securities Transactions (continued)

At September 30, 2005, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, net unrealized appreciation on investments was $5,015,675.

6.	Investments

As of September 30, 2005, the Fund had investments in 28 Portfolio Funds, none of which were related parties.

The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned.

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund’s risk of loss in these Portfolio Funds is limited to the value of these investments as reported by the Fund.

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act. The Portfolio Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risks by investing in Portfolio Funds managed by different third-party managers, the Portfolio Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Portfolio Funds’ net asset value. The Fund invests in a limited number of Portfolio Funds. Such concentration may result in additional risk.

8.	Concentrations and Indemnifications

The Fund enters into contracts that contain a variety of indemnifications, in accordance with applicable law. The Fund’s maximum exposure under these agreements is unknown. However, the Fund expects the risk of loss to be remote.

AIG Strategic Hedge Fund of Funds
Notes to Financial Statements (continued)
(Unaudited)
For the Six Months Ended September 30, 2005
9.	Financial Highlights

The following represents the per share operating performance of the Fund, for the period indicated:

	For the Six		Period from August 1,
	Months Ended		2004 (commencement of
	September 30,		operations) through
	2005 (Unaudited)		March 31,2005

Net Asset Value, beginning of period	$10.79		$10.00
Net investment loss, net of waivers and reimbursements (a)	(0.09	) (a)	(0.14	) (a)
Realized & unrealized gains on investments	0.20		1.11
Distributions to shareholders from net investment income	—		(0.18)

Net Asset Value, end of period	$10.90		$10.79

Total return before incentive fee**	1.12%		10.00%
Incentive Fee	(0.10)%		(0.29)%

Total return after incentive fee**	1.02%		9.71%

Ratios to average net assets:
Expenses, before waivers and reimbursements (b) ***	2.91	%*	3.35	%*

Expenses, net of waivers and reimbursements ***	1.67	%*	1.98	%*
Incentive Fee	(0.10)%		(0.29)%

Expenses, net of waivers, reimbursements, and incentive fee ***	1.57%		1.69%

Net investment loss, before waivers and reimbursements	(2.97	)%*	(3.46	)%*
Net investment loss, net of waivers and reimbursements	(1.73	)%*	(2.09	)%*

Portfolio turnover rate	0.53	%*	0.00	%*

(a)	The Investment Manager waived and reimbursed fees and expenses for the period.

(b)	Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Portfolio Funds.

*	Annualized.

**	Total return assumes a purchase of a share in the Fund at the beginning of the period and a sale of a share on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when purchasing a share of the Fund. Total returns for a period of less than a full year are not annualized.

***	The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

AIG Strategic Hedge Fund of Funds
Supplemental Information
(Unaudited)
For the Six Months Ended September 30, 2005
I.	Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed or copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.	Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information about how the investment adviser voted proxies for the twelve month period ended June 30 is available without charge upon request by calling the AIG Global Investment Corp. at 866-787-2422 and on the SEC’s website at http://www.sec.gov.

Item 2. Code of Ethics.
Not applicable to semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not yet applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)	Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“1940 Act”)) (“Disclosure Controls”), as of a date within 90 days prior to the filing date (“Filing Date”) of this Form N-CSR (“Report”), Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	AIG Strategic Hedge Fund of Funds

By (Signature and Title)*	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer
Date December 9, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer
Date December 9, 2005

By (Signature and Title)*	/s/ Philip J. Dunne

Philip J. Dunne, Treasurer and Principal Financial Officer
Date December 8, 2005

* Print the name and title of each signing officer under his or her signature.